BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer
Salary to those employed by the Company or on its behalf | $
Directors’ fees to those not employed by the Company or on its behalf | $	$ 738	$ 453	$ 411
Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf
Directors not employed by the Company	8	9	8
Total benefits to interested and related parties	8	9	8